COMMITMENTS AND CONTINGENCIES (Details Narrative) - Jul. 28, 2016	USD ($)	CNY (¥)
Accrued contingent liability	$ 89,000
Shenzhen Kejian Information Technology Co Ltd [Member]
Preferential payment received	$ 89,000	¥ 550,000